Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables summarize revenue disaggregated by business segment and the source of the revenue for the years ended December 31, 2022, 2021, and 2020:

	For the year ended December 31, 2022
($ in millions)	Global Lottery	Global Gaming	PlayDigital	Total
Operating and facilities management contracts	2,181	—	—	2,181
Gaming terminal services	—	483	—	483
PlayDigital services	—	—	209	209
Systems, software, and other	255	232	—	487
Service revenue	2,436	714	209	3,359

Lottery products	157	—	—	157
Gaming terminals	—	501	—	501
Other	—	208	1	209
Product sales	157	709	1	866
Total revenue	2,593	1,423	209	4,225

	For the year ended December 31, 2021
($ in millions)	Global Lottery	Global Gaming	PlayDigital	Total
Operating and facilities management contracts	2,363	—	—	2,363
Gaming terminal services	—	424	—	424
PlayDigital services	—	—	163	163
Systems, software, and other	327	206	—	534
Service revenue	2,690	630	163	3,483

Lottery products	123	—	—	123
Gaming terminals	—	339	—	339
Other	—	143	1	144
Product sales	123	482	1	606
Total revenue	2,812	1,112	165	4,089

	For the year ended December 31, 2020
($ in millions)	Global Lottery	Global Gaming	PlayDigital	Total
Operating and facilities management contracts	1,744	—	—	1,744
Gaming terminal services	—	298	—	298
PlayDigital services	—	—	114	114
Systems, software, and other	299	186	—	484
Service revenue	2,043	483	114	2,640

Lottery products	121	—	—	121
Gaming terminals	—	205	—	205
Other	—	148	1	149
Product sales	121	354	1	476
Total revenue	2,164	837	115	3,115

Contract with Customer, Asset and Liability
Information about contract assets and contract liabilities is as follows:

($ in millions)	December 31, 2022	December 31, 2021	Balance Sheet Classification
Contract assets:
Current	69	49	Other current assets
Non-current	81	69	Other non-current assets
	150	118

Contract liabilities:
Current	(91)	(104)	Other current liabilities
Non-current	(49)	(47)	Other non-current liabilities
	(139)	(151)